UNITED STATED
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


 Investment Company Act file number                   811-4466
 ------------------------------------------

 Monetta Fund, Inc.
------------------------------------------------------------------------------
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100, Wheaton, IL   60187
------------------------------------------------------------------------------
 (Address of principal executive offices)          (Zip code)


------------------------------------------------------------------------------
 (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 462-9800
-------------------------

Date of fiscal year end:  December 31
-----------------------------------------------------

Date of reporting period:  July 1, 2003 - June 30, 2004
-----------------------------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i) Whether the registrant cast its vote for or against management.

SIGNATURES

(See General Instruction F)

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.



(Registrant)              Monetta Fund, Inc.
             --------------------------------------------------------------



By (Signature and Title)* /s/Robert S. Bacarella
                          -------------------------------------------------
                          Robert S. Bacarella, President


Date: August 30, 2004
      ---------------


* Print the name and title of each signing officer under his or her signature.

EXHIBIT A


ICA File Number:  811-4466
Reporting Period:  07/01/2003 - 06/30/2004
MONETTA FUND

                                                   MTG                                                        VOTE         MGMT
NAME OF COMPANY     TICKER          CUSIP         DATE       DESCRIPTION OF VOTE             SPONSOR          CAST        RECOM'D
Christopher & Banks
Corp.		      CBK        171046105      07/30/2003  For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES	    FOR
                                                            Increase Auth Shares, Stock
                                                            Incentive Plan                       MGMT          YES          FOR

McKesson Corp.        MCK        58155Q103      07/30/2003  For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Severance Payments                  SHDLR           NO	    FOR

Microchip
Technology, Inc.     MCHP        595017104      08/15/2003  For the Recommended Directors        MGMT          YES          FOR
                                                            Increase Auth Shares, Employee       MGMT          YES	    FOR
                                                            Stock Purchase Plan
                                                            Annually Increase Auth Shares,
                                                            Employee Stock Purchase Plan
                                                            (1/1/2005)                           MGMT          YES	    FOR

Therma-Wave, Inc.    TWAV        88343A108      08/22/2003  For the Recommended Directors        MGMT          YES          FOR
                                                            Increase Auth Shares, Equity
                                                            Incentive Plan                       MGMT          YES          FOR
                                                            Increase Auth Shares, Employee
                                                            Stock Purchase Plan                  MGMT          YES          FOR

ECI Telecom Ltd      ECIL        268258100      07/30/2003  For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Reelect A. Naveh, External
                                                            Director                             MGMT          YES          FOR
                                                            Amend Articles of Incorporation      MGMT          YES          FOR
                                                            New Compensation Terms, External
                                                            Directors                            MGMT      ABSTAIN      AGAINST
                                                            New Compensation Terms, K. Prabhu    MGMT           NO      AGAINST
                                                            Obtain D&O Insurance                 MGMT          YES          FOR
                                                            Increase Auth Shares, Employee
                                                            Share Incentive Plan	         MGMT          YEs	    FOR
Iona Technologies
PLC                  IONA         46206P109    09/09/2003   Consisider F/S                       MGMT      ABSTAIN      AGAINST
                                                            Elect Directors - Horn, Conroy,
                       		                            Burgess                              MGMT          YES          FOR
                                                            Authority to Fix Auditor's
							    Renumeration			 MGMT 	   ABSTAIN	AGAINST
							    Authority to Purchase/Set Issue
                                                            Price for Treasury Shares            MGMT          YES          FOR
                                                            Increase Auth Shares, Emp Share
                                                            Purchase Plan			 MGMT          YES	    FOR

Alkermes, Inc.       ALKS         01642T108    09/09/2003   For the Recommended Directors        MGMT          YES          FOR
                                                            Increase Auth Shares, Stock
							    Option Plan                          MGMT          YES          FOR
                                                            Increase Auth Shares, Non-
                                                            Employee Director Option Plan	 MGMT          YES          FOR

Korn/Ferry Int'l     KFY          500643200    09/10/2003   For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES	    FOR
                                                            Approve Employee Stock Purchase
							    Plan                                 MGMT          YES          FOR
                                                            Amend the Performance Award
                                                            Plan, Restricted Stock Awards        MGMT          YES          FOR
DiamondCluster
Int'l, Inc.          DTPI         25278P106    09/23/2003   For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Recapitalization/Amend
                                                            Certificate of Incorporation         MGMT          YES          FOR
                                                            Amend Employee Stock Purchase
							    Plan                                 MGMT          YES          FOR

NIKU Corp.           NIKU         654113703    09/10/2003   For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Amend Certificate of                 MGMT          YES
                                                            Incorporation, Reduce Auth
                                                            Shares                               MGMT          YES          FOR

IVillage, Inc.       IVIL         46588H105    10/09/2003   For the Recommended Directors        MGMT          YEs	    FOR
							    Approval of Independent Auditors     MGMT          YES          FOR

Oracle Corp.         ORCL         68389X105    10/13/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Approve Fiscal 2004 Executive
                                                            Bonus Plan                           MGMT          YES          FOR
                                                            Approve Amended Director Stock
							    Plan				 MGMT	       YES          FOR
                                                            Adopt "China Business Principles
							    for Rights of Workers in China"	 MGMT		NO          FOR

New York Community
Bancorp, Inc.	      NYB	  649445103    10/29/2003   Approve Merger Agreement, Roslyn
                                                            Bancorp (Aquired)			 MGMT  	       YES          FOR
                                                            Amend Certificate of
                                                            Incorporation, Increase Auth
                                                            Shares				 MGMT          YES          FOR

Cisco Systems, Inc.  CSCO         17275R102    11/11/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Amend Employee Stock Purchase
                                                            Plan, Increase Auth Shares           MGMT          YES          FOR
                                                            Proposed Report, Products
                                                            Provided to US Government		SHDLR           NO	    FOR
                                                            Proposed Report, Comparison of
                                                            Executive Pay to Employee Pay       SHDLR           NO	    FOR

Linear Technology    LLTC         535678106    11/05/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors	 MGMT	       YES	    FOR

Microsoft Corp.      MSFT         594918104    11/11/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Adopt Amendments, Stock Plan         MGMT          YES          FOR
                                                            Adopt Amendments, Non-Employee
							    Director Option Plan 		 MGMT	       YES          FOR
                                                            Refrain Corp from Making Direct
							    Charitable Contributions		SHDLR	        NO	    FOR

Oplink
Communications, Inc. OPLK         68375Q106    11/14/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR

Redback Networks,    RBAK         757209101    10/30/2003   Amend Certificate of
Inc.                                                        Incorporation, Implement Reverse
                                                            Stock Split				 MGMT          YES	    FOR
							    Approve Issuance of Shares of
							    Common Stock			 MGMT	       YES          FOR
                                                            Amend Stock Incentive Plan,
                                                            Increase Auth Shares                 MGMT          YES          FOR
                                                            Amend Employee Stock Purchase
                                                            Plan, Increase Auth Shares		 MGMT          YES	    FOR
                                                            Adjournment of Special Meeting,
                                                            to Solicit Proxies			 MGMT          YES	    FOR
                                                            Class 8 Vote on Prepackaged Plan
                                                            of Reorganization                    MGMT          YES          FOR
                                                            Opt- Out of Grant of Releases        MGMT          YES          FOR

Interwoven, Inc.     IWOV         46114T102    11/18/2003   Issuance of Common Stock,
                                                            Pursuant to Merger Agreement	 MGMT          YES	    FOR
                                                            Amend Certificate of
                                                            Incorporation, Implement Reverse
                                                            Stock Split                          MGMT          YES          FOR

Orleans
Homebuilders, Inc.   OHB          686588104    12/05/2003   For the Recommended Directors        MGMT          YES          FOR
                                                            Approve Amendment to Incentive
							    Compensation Plan                    MGMT          YES	    FOR
                                                            Approve Stock Award Plan 		 MGMT	       YES	    FOR
MRV Communications,
Inc.                 MRVC         553477100    12/12/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR

Autozone, Inc.       AZO          053332102    12/11/2003   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
Vitesse
Semiconductor Corp. VTSS          928497106    01/26/2004   For the Recommended Directors        MGMT          YES          FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Approve Amendment to Employee
                                                            Stock Purchase Plan                  MGMT          YES          FOR

HI/FN, Inc.          HIFN         428358105    02/23/2004   For the Recommended Directors        MGMT          YES	    FOR
                                                            Approval of Independent Auditors     MGMT          YES          FOR
                                                            Amend Equity Incentive Plan,
							    Increase Auth Shares	         MGMT          YES          FOR
                                                            Amend Employee Stock Purchase
                                                            Plan, Increase Auth Shares           MGMT          YES          FOR

ADC
Telecommunications,
Inc.                ADCT         000886101    03/02/2004   For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Amend Global Stock Incentive Plan     MGMT          YES          FOR
                                                           Amend Articles of Incorporation,
                                                           Increase Auth Shares                  MGMT          YES          FOR

Hewlett-Packard Co.  HPQ         428236103    03/17/2004   For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Stock Incentive Plan          MGMT          YES          FOR
                                                           Expense Stock Options                SHDLR           NO          FOR

Bookham Technology
PLC                  BKHM         09856Q108    03/05/2004  Approve Merger Acquisition of
                                                           New Focus, Inc.                      MGMT           YES         NONE
                                                           Increase Auth Share Capital,
                                                           Ordinary Shares                      MGMT           YES         NONE
                                                           Authorize/Empower Directors to
                                                           Allot Relevant Securities            MGMT           YES         NONE
                                                           Such Other Business as May
                                                           Properly Come Before the Meeting     MGMT           YES         NONE

The Goldman Sachs
Group, Inc.          GS           36141G104    03/31/2004  For the Recommended Directors        MGMT           YES          FOR
                                                           Approval of Independent Auditors     MGMT           YES          FOR
                                                           Annual Election of All Directors
							   to the Board			       SHDLR		NO          FOR

Bank of America
Corp.               BAC           060505104    03/17/2004  Adoption of the Merger Agreement     MGMT           YES          FOR
                                                           Adoption of Amended Stock Plan       MGMT           YES          FOR
                                                           Adopt Amendment to Increase Auth     MGMT           YES          FOR
                                                           Shares of Common Stock               MGMT           YES          FOR
                                                           Adjourn Meeting, if Necessary,
                                                           to Solicit Additional Proxies        MGMT           YES          FOR

Applied Materials,
Inc.                AMAT          038222105     03/24/2004 For the Recommended Directors        MGMT           YES          FOR
                                                           Approve Amended/Restated
                                                           Employee Stock Incentive Plan        MGMT           YES          FOR

Genaissance
Pharmaceuticals,
Inc.               GNSC           36867W105    04/01/2004  Approve Issuance of Common Stock,
	                                                   Merger/Brown Aquired Corp.	        MGMT           YES          FOR
                                                           Amend/Restate Equity Incentive
                                                           Plan, Increase Auth Shares           MGMT           YES          FOR
                                                           Amend/Restate Employee Stock
                                                           Purchase Plan, Increase
                                                           Auth Shares                          MGMT           YES          FOR
                                                           Amend Certificate of Incorporation,
                                                           Preferred Stock Voting Ratio
                                                           ( .88 to 1 )                         MGMT           YES          FOR
                                                           Adjourn Meeting, if Necessary,
                                                           to Solicit Additional
                                                           Proxies                              MGMT           YES          FOR

Radcom Ltd           RDCM         M81865103    03/15/2004  No Personal Interest in Voting
                                                           Matter Before the BOD               SHDLR           YES         NONE
                                                           Approve Issuance of Common Stock
                                                           Options to CEO                       MGMT           YES         NONE

General Electric Co. GE           369604103    04/28/2004  For the Recommended Directors        MGMT           YES          FOR
                                                           Approval of Independent Auditors     MGMT           YES          FOR
                                                           Revenue Measurement Added to
                                                           Executive Officer Performance
                                                           Goals                                MGMT           YES          FOR
                                                           Cumulative Voting                   SHDLR            NO          FOR
                                                           Animal Testing                      SHDLR            NO          FOR
                                                           Nuclear Risk                        SHDLR            NO          FOR
                                                           Report on PCB Cleanup Costs         SHDLR            NO          FOR
                                                           Offshore Sourcing                   SHDLR            NO          FOR
                                                           Sustainability Index                SHDLR            NO          FOR
                                                           Compensation Committee
                                                           Independence                        SHDLR            NO          FOR
                                                           Pay Disparity                       SHDLR            NO          FOR
                                                           End Stock Options and Bonuses       SHDLR            NO          FOR
                                                           Limit Outside Directorships         SHDLR            NO          FOR
                                                           Independent Board Chairman          SHDLR            NO          FOR
                                                           Explore Sale of Company             SHDLR            NO          FOR
                                                           Holding Stock from Stock Options    SHDLR            NO          FOR
                                                           Board Independence                  SHDLR            NO          FOR
                                                           Political Contributions             SHDLR            NO          FOR

Merck & Co.          MRK          589331107    04/27/2004  For the Recommended Directors        MGMT           YES          FOR
                                                           Approval of Independent Auditors     MGMT           YES          FOR
                                                           Amend Restated Certificate of
                                                           Incoporation, Declassify BOD         MGMT           YES          FOR
                                                           Management Compensation             SHDLR            NO          FOR
                                                           Extension of Prescription
                                                           Drug Patents                        SHDLR            NO          FOR
                                                           Ethical/Social Performance
                                                           of the Company                      SHDLR            NO          FOR
                                                           Report Related to Global
                                                           HIV/AIDS Pandemic                   SHDLR            NO          FOR
                                                           Such Other Business as May
                                                           Properly Come Before
                                                           the Meeting                         SHDLR            NO          FOR

Anglogold Ltd        AU           035128206    04/08/2004  Approve Name Change to
                                                           Anglogold Ashanti Ltd                MGMT           YES          FOR

SBC Communications,
Inc.                 SBC          78387G103    04/30/2004  Approval of Independent Auditors     MGMT           YES          FOR
                                                           Amend Company By-Laws, Eliminate
                                                           Classified BOD Structure             MGMT           YES          FOR
                                                           Report Related to Policy on
                                                           Political Contributions             SHDLR            NO          FOR
                                                           Reduction of BOD Seats
                                                           from 21 to 14                       SHDLR            NO          FOR

Genome Therapeutics
Corp.                GENE         372430108    04/13/2004  For the Recommended Directors        MGMT           YES          FOR
                                                           Approval of Independent Auditors     MGMT           YES          FOR
                                                           Amend Articles of Increase,
							   Name Change to Oscient 		MGMT           YES          FOR
                                                           Amend Employee Stock Purchase
                                                           Plan, Increase Auth Shares           MGMT           YES          FOR
                                                           Amend Incentive Plan, Increase
                                                           Auth Shares                          MGMT           YES          FOR

Verizon
Communications, Inc. VZ           92343V104    04/28/2004  For the Recommended Directors        MGMT           YES          FOR
                                                           Approval of Independent Auditors     MGMT           YES          FOR
                                                           Cumulative Voting                   SHDLR            NO          FOR
                                                           Board Composition                   SHDLR            NO          FOR
                                                           Separate Chairman and CEO           SHDLR            NO          FOR
                                                           Future Poison Pill                  SHDLR            NO          FOR
                                                           Supplemental Executive
                                                           Rights Plan                         SHDLR            NO          FOR
                                                           Options/Stock Grants Based on
                                                           Tracking Stock                      SHDLR            NO          FOR
                                                           Diversity Report on Option
                                                           Grants to Employees                 SHDLR            NO          FOR
                                                           Report on Political Contributions   SHDLR            NO          FOR
                                                           Collection of Universal
                                                           Service/Number Portability Fees     SHDLR            NO          FOR

Asiainfo Holdings,
Inc.                 ASIA         04518A104    04/19/2004  For the Recommended Directors        MGMT           YES          FOR
                                                           Approval of Independent Auditors     MGMT           YES          FOR

Johnson & Johnson
Co.                  JNJ          478160104    04/22/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Charitable Contributions             SHDLR           NO          FOR

American Express Co. AXP          025816109    04/26/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Establish Six Year Term Limits
                                                           for Directors                        SHDLR           NO          FOR
                                                           Separate Annual Report on
                                                           Political Contributions              SHDLR           NO          FOR

Citigroup, Inc.      C            172967101    04/20/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Reduced Executive Compensation
							   Packages                             SHDLR           NO          FOR
                                                           Report on Political Contributions    SHDLR           NO          FOR
                                                           Discontinue "Golden Parachutes"
                                                           to Top Five Executives               SHDLR           NO          FOR
                                                           BOD Chairman with no Mgmt
                                                           Duties, Titles/Responsibilities      SHDLR           NO          FOR

Willis Group
Holdings Ltd         WSH          G96655108    05/07/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR

Pulte Homes, Inc.    PHM          745867101    05/13/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Adopt Stock Incentive Plan            MGMT          YES          FOR
                                                           Ratify Selection of Independent
                                                           Auditor by Shareholders              SHDLR          YES      AGAINST

Wachovia Corp.        WB          929903102    04/20/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Nomination of Directors              SHDLR           NO          FOR
                                                           Report on Political Information      SHDLR           NO          FOR
                                                           Separation of Office of Chairman
                                                           and CEO                              SHDLR           NO          FOR

The Boeing Co.       BA           097023105    05/03/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Elimination of Certain
                                                           Supermajority Vote Requirements       MGMT          YES          FOR
                                                           Report on Military Contracts         SHDLR           NO          FOR
                                                           Adopt Human Rights Policies          SHDLR           NO          FOR
                                                           Declassify the Board of
                                                           Directors                            SHDLR           NO          FOR
                                                           Adopt Simple Majority Vote           SHDLR           NO          FOR
                                                           Require Approval of Severance
                                                           Agreements                           SHDLR           NO          FOR
                                                           Adopt Retention of Stock Policy      SHDLR           NO          FOR
                                                           Employee Choice of Pension Plans
                                                           at Retirement/Termination            SHDLR           NO          FOR

Noble Corp.          NE           G65422100    04/22/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR

PerkinElmer, Inc.    PKI          714046109    04/27/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Expense Future Stock Options         SHDLR           NO          FOR

Anglogold Ltd        AU           035128206    04/29/2004  Adoption of Financial Statements      MGMT      ABSTAIN      AGAINST
                                                           Reelection of Director, J.G.
                                                           Best                                  MGMT          YES          FOR
                                                           Reelection of Director, E. R.
                                                           Bradley                               MGMT          YES          FOR
                                                           Reelection of Director,  A. J.
                                                           Trahar                                MGMT          YES          FOR
                                                           Placement of Unissued Shares          MGMT          YES
                                                           Under Directors' Control              MGMT          YES          FOR
                                                           Authority to Issue Shares
                                                           for Cash                              MGMT          YES          FOR
                                                           Increase Directors Remuneration       MGMT          YES          FOR
                                                           Authority to Acquire the Company's
                                                           Own Shares                            MGMT          YES          FOR

Corning, Inc.        GLW          219350105    04/29/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approval of Certain Future
                                                           Severance Agreements with
                                                           Senior Executives                    SHDLR          YES      AGAINST

Pfizer, Inc.         PFE          717081103    04/22/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Pfizer Stock Plan             MGMT          YES          FOR
                                                           Review Effects of
                                                           HIV/AIDS/TB/Malaria Pandemics on
                                                           Business Strategy                    SHDLR           NO          FOR
                                                           Political Contributions              SHDLR           NO          FOR
                                                           Annual Report on Political
                                                           Controntributions                    SHDLR           NO          FOR
                                                           Term Limits for Directors            SHDLR           NO          FOR
                                                           Report on Increased Access to
                                                           Pfizer Products                      SHDLR           NO          FOR
                                                           Pricing of Executive Stock
                                                           Options                              SHDLR           NO          FOR
                                                           InVitro (Non-Animal) VS Animal
                                                           Testing                              SHDLR           NO          FOR

Providian Financial
Corp.                PVN          74406A102    05/13/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR

Freeport-McMoran
Copper & Gold, Inc.  FCX          35671D857    05/06/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Director Compensation Plan    MGMT          YES          FOR
                                                           Financial Support of Indonesian
                                                           Gov't Security Personnel             SHDLR           NO          FOR

Time Warner, Inc.    TWX          887317105    05/21/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           China Business Principles            SHDLR           NO          FOR
                                                           Report on Pay Disparity              SHDLR           NO          FOR

Hercules, Inc.       HPC          427056106    05/12/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Amend By-Laws, Election of
                                                           Directors by Plurality Vote           MGMT          YES          FOR
                                                           Amend Certificate of
                                                           Incorporation/By-Laws, Reinstate
                                                           Shareholder Rights, Action by
                                                           Written Consent/Call Special
                                                           Meetings                              MGMT          YES          FOR

Laboratory Corp of
America Holdings     LH           50540R409    05/12/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Amendments to Employee
                                                           Stock Purchase Plan                   MGMT          YES          FOR

The Home Depot, Inc. HD           437076102    05/27/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Outside Director Term Limits         SHDLR           NO          FOR
                                                           Poison Pill Implementation           SHDLR           NO          FOR
                                                           Performance Goals as
                                                           Prerequisite to Vesting              SHDLR           NO          FOR
                                                           Implementation of ILO Human
                                                           Rights Standards                     SHDLR           NO          FOR
                                                           Future Severance Agreements          SHDLR           NO          FOR
                                                           Method of Voting for Directors       SHDLR           NO          FOR

Somera
Communications, Inc. SMRA         834458101    05/07/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR

Juniper Networks,
Inc.                 JNI          48203R104    05/19/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR

Altera Corp.         ALTR         021441100    05/11/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Amend Stock Option Plan,
                                                           Increase Shares                       MGMT          YES          FOR
                                                           Amend Employee Stock Purchase
                                                           Plan, Increase Shares                 MGMT          YES          FOR
                                                           Expense Stock Option Grants          SHDLR           NO          FOR

Quest Diagnostics,
Inc.                 DGX          74834L100    05/04/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
New York Community
Bancorp. Inc.        NYB          649445103    05/19/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
Caesars
Entertainment, Inc.  CZR          127687101    05/26/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approve Long Term Incentive Plan      MGMT          YES          FOR

Target Corp.         TGT          87612E106    05/19/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Long Term Incentive Plan      MGMT          YES          FOR

Visual Networks,
Inc.                 VNWK         928444108    05/26/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES
                                                           Amend Stock Incentive Plan,
                                                           Increase Shares                       MGMT          YES          FOR

Varco Int'l, Inc.    VRC          922122106    05/20/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Amendment to Employee         MGMT          YES
                                                           Stock Purchase Plan, Increase
                                                           Shares                                MGMT          YES          FOR

Foot Locker, Inc.    FL           344849104    05/26/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YEs          FOR

Coeur D'Alene Mines
Corp.                CDE          192108108    05/20/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Amend Articles of Incorporation
                                                           Increase Auth Capital                 MGMT          YES          FOR
                                                           Authorize Proxies, Such Other
                                                           Business as May Come Before
                                                           the Meeting                           MGMT          YES          FOR

Affymetrix, Inc.     AFFX         00826T108    06/10/2004  For the Recommended Directors         MGMT          YES          FOr
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Approve Amended/Restated Equity
                                                           Incentive Plan                        MGMT          YES          FOR
SS&C Technologies,
Inc.                 SSNC         85227Q100    05/20/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Amend Director Stock Option           MGMT          YES
                                                           Plan, Increase Auth Shares            MGMT          YES          FOR

ValueClick, Inc.     VCLK         92046N102    06/03/2004  For the Recommended Directors         MGMT          YES          FOR


The Kroger Co.       KR           501044101    06/24/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
                                                           Require All Directors to be
                                                           Elected Annually                     SHDLR           NO          FOR
                                                           Separation of Chairman/CEO                                      FOR
                                                           Executive Positions                  SHDLR           NO          FOR
                                                           Shareholder Approval of Severance
                                                           Agreements                           SHDLR           NO          FOR

Monster Worldwide,
Inc.                 MNST         611742107    06/16/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Material Performance
                                                           Goals Under Long Term
                                                           Incentive Plan                        MGMT          YES          FOR

Best Buy Co.         BBY          086516101    06/24/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
 	                                                   Approve Omnibus Stock and
                                                           Incentive Plan                        MGMT          YES          FOR

Xilinx, Inc.         XLNX         983919101    08/05/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR

McKesson Corp.       MCK          58155Q103    07/28/2004  For the Recommended Directors         MGMT          YES          FOR
                                                           Approval of Independent Auditors      MGMT          YES          FOR
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